Note 29 - Treasury Shares Shares Accepted In Pledge and Treasury Stock (Details) - € / shares	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016	Mar. 31, 2016
Treasury Stock Line Items
Number Of Shares In Pledge	61,632,832	64,633,003		90,731,198
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Percentage Share Capital	0.92%	0.97%		1.38%
Bottom Of Range Member
Treasury Stock Line Items
Percentage Treasury Stock	0.20%	0.004%		0.081%
Top Of Range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.85%	0.278%		0.756%
Closing range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.709%	0.20%		0.11%